INCOME TAXES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets	$ 287,017	$ 342,860
Deferred Tax Liabilities, Net	2,027,185	1,800,705
Deferred tax expense (income)	(322,616)	(134,171)	$ 51,663
Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets	24,972	126,405
Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Liabilities, Net	2,027,185	1,800,705	1,690,923
Deferred tax (expense) income recognised in profit or loss	238,484	141,472
Deferred tax liabilities [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax (expense) income recognised in profit or loss	(238,484)	(141,472)	(65,995)
Deferred Tax Assets [Member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets	287,017	342,860	336,803
Deferred tax (expense) income recognised in profit or loss	(84,132)	7,301
Deferred Tax Assets [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax (expense) income recognised in profit or loss	15,783	4,696	73,137
Deferred Tax Assets [Member] | Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets	24,972	126,405	133,221
Deferred tax (expense) income recognised in profit or loss	(99,915)	2,605	$ 44,521
Deductible Difference [Member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets	287,017	342,860
Deductible Difference [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets	262,045	216,455
Deductible Difference [Member] | Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets – Tax loss carryforward	24,972	126,405
Taxable Difference [Member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Liabilities, Net	$ 2,027,185	1,800,705
Taxable Difference [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Liabilities, Net		$ 1,800,705